Condensed individual financial information of Companhia Paranaense de Energia - Copel (Details 5) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Investments	R$ 20,339,344	R$ 21,144,478
Copel Geracaoe Transmissao [Member]
IfrsStatementLineItems [Line Items]
Investments	12,790,070	12,662,224
Copel Distribuicao [Member]
IfrsStatementLineItems [Line Items]
Investments	6,610,274	7,558,556
Copel Comercializacao [Member]
IfrsStatementLineItems [Line Items]
Investments	418,780	389,863
Compagas [Member]
IfrsStatementLineItems [Line Items]
Investments	284,135	259,031
U E G Araucaria [Member]
IfrsStatementLineItems [Line Items]
Investments	55,414	109,737
Elejor [Member]
IfrsStatementLineItems [Line Items]
Investments	9,990	10,744
Copel Servicos [Member]
IfrsStatementLineItems [Line Items]
Investments	8,635
Other [Member]
IfrsStatementLineItems [Line Items]
Investments	R$ 162,046	R$ 154,323